Net financial expenses	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Net financial expenses	Net financial expenses
    The following table summarizes the Group’s financial income and expenses included within Net financial expenses:

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
	(€ million)
Interest income and other financial income	€23	€74	€64	€124

Financial expenses:
Interest expense and other financial expenses	111	202	231	411
Interest on lease liabilities	22	22	45	41
Write-down of financial assets	2	4	28	10
Net interest expense on employee benefits provisions	57	74	113	147
Total Financial expenses	192	302	417	609
Net expenses from derivative financial instruments and exchange rate differences	68	32	97	19
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	260	334	514	628

Net financial expenses	€237	€260	€450	€504